Segment Information - Schedule of Equipment Sales (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Equipment Sales [Line Items]
Equipment sales	$ 758	$ 335	$ 4,710	$ 1,687
GEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales	722	335	4,609	1,687
LEO [Member]
Schedule of Equipment Sales [Line Items]
Equipment sales	$ 36		$ 101